OPERATING SEGMENTS - Geographic information on revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING SEGMENTS
Revenue	$ 14,847	$ 14,383
Europe
OPERATING SEGMENTS
Revenue	4,883	4,342
Hong Kong
OPERATING SEGMENTS
Revenue	2,527	2,411
United States
OPERATING SEGMENTS
Revenue	5,599	5,406
Other
OPERATING SEGMENTS
Revenue	1,838	2,224
Operating segments | Solutions
OPERATING SEGMENTS
Revenue	9,565	9,627
Operating segments | Solutions | Europe
OPERATING SEGMENTS
Revenue	4,755	4,228
Operating segments | Solutions | Hong Kong
OPERATING SEGMENTS
Revenue	154	161
Operating segments | Solutions | United States
OPERATING SEGMENTS
Revenue	3,946	4,138
Operating segments | Solutions | Other
OPERATING SEGMENTS
Revenue	710	1,100
Operating segments | Platform
OPERATING SEGMENTS
Revenue	5,282	4,756
Operating segments | Platform | Europe
OPERATING SEGMENTS
Revenue	128	114
Operating segments | Platform | Hong Kong
OPERATING SEGMENTS
Revenue	2,373	2,250
Operating segments | Platform | United States
OPERATING SEGMENTS
Revenue	1,653	1,268
Operating segments | Platform | Other
OPERATING SEGMENTS
Revenue	$ 1,128	$ 1,124